Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

8. INTANGIBLE ASSETS

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Acquired customer relationships	397,979	396,499	62,219
Acquired license and others	2,556	30,834	4,839
Less: accumulated amortization	(80,236)	(121,533)	(19,071)
Intangible assets, net	320,299	305,800	47,987

The Group recorded amortization expense of RMB32,760, RMB42,292 and RMB42,221 (US$6,625) for the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2021, estimated amortization expense of the existing intangible assets for each of the next five years is RMB42,405, RMB45,414, RMB47,720, RMB47,227 and RMB39,697, respectively.